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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  3/31/01

Check here if Amendment [ X ];  Amendment Number:  1
This Amendment (Check only one):              [   ] is a restatement
                                              [ X ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:         Boston Partners Asset Management, L.P.
Address:      28 State Street, 20th Floor
              Boston, MA  02109

Form 13F File Number:  28- 5082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        William J. Kelly
Title:       Treasurer
Phone:       (617) 832-8200

Signature, Place, and Date of Signing:

/s/ William J. Kelly                      Boston, MA         December 12, 2001
---------------------------------        -------------       -----------------
[Signature]                              [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F Summary Page


                                 REPORT SUMMARY:




Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           8

Form 13F Information Table Value Total:  $  366,803
                                          ---------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


             No.           Form 13F File Number                  Name
             ---           --------------------                  ----

             NONE


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
                                                       VALUE    SHRS OR   SH/   PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MNGRS    SOLE     SHARED     NONE

AGILENT TECHNOLOGIES INC       COM        00846U101    23496     764600    SH   SOLE                      700300    38500     25800
AVAYA INC                      COM        053499109    11244     864900    SH   SOLE                      792200    43500     29200
CORNING INC                    COM        219350105    14160     684400    SH   SOLE                      624400    32500     27500
MICROSOFT CORP                 COM        594918104    13688     250300    SH   SOLE                      229400    12400      8500
MOTOROLA INC                   COM        620076109     6323     443400    SH   SOLE                      406500    21900     15000
SUNMICRO SYSTEMS INC           COM        866810104    25619    1666800    SH   SOLE                     1534800    71600     60400
3COM CORP                      COM        885535104     8168    1428200    SH   SOLE                     1296200    90700     41300
WORLDCOM INC GA NEW            COM        98157D106    25443    1361500    SH   SOLE                     1248100    67300     46100